Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

	December 31, 2017	December 31, 2016
Cost	(in thousands)
Customer relationships acquired	$91,230	$92,110
Technology asset acquired	11,169	11,169
Order backlog	18,208	18,574
Trade names/ brands acquired	2,766	3,075
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Mapi intangible asset	32,305	—
Foreign exchange movement	(2,389)	(6,578)
Total cost	155,103	120,164
Accumulated amortization	(84,898)	(67,037)
Foreign exchange movement	1,423	3,483
Net book value	$71,628	$56,610

On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited acquired Mapi Group. Mapi is a leading patient-centered health outcomes research and commercialization company. The acquisition of Mapi strengthens ICON’s existing commercialization and outcomes research business adding significant commercialization presence, analytics, real world evidence generation and strategic regulatory services. The value of intangible assets provisionally identified is $32.3 million. These intangible assets are being amortized over approximately 6 years, the estimated period of benefit. In total, $3.3 million has been amortized in the period since the date of acquisition.

On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc., acquired ClinicalRM, a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. ClinicalRM provide full service and functional research solutions to a broad range of US government agencies. The value of certain customer relationship, order backlog and brand assets identified of $4.0 million, $1.7 million and $1.4 million respectively are being amortized over approximately 7 years, 2 years and 5 years respectively, the estimated period of benefit. In total, $2.3 million has been amortized in the period since the date of acquisition.

On December 4, 2015, a subsidiary of the Company, ICON Clinical Research LLC, acquired PMG, an integrated network of 52 clinical research sites in North Carolina, South Carolina, Tennessee, Illinois and Iowa. The site network includes wholly owned facilities and dedicated clinical research sites. PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies. The value of certain customer relationship and order backlog assets identified of $6.9 million and $3.0 million respectively are being amortized over approximately 7 years and 2 years respectively, the estimated period of benefit. In total, $5.0 million has been amortized in the period since the date of acquisition. The order backlog is fully amortized at December 31, 2017.

On February 27, 2015, a subsidiary of the Company, ICON Holdings Unlimited Company (formerly ICON Holdings), acquired MediMedia Pharma Solutions. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The value of certain customer relationships and order backlog identified of $22.8 million and $2.5 million respectively are being amortized over approximately 7 years and 1 year, the estimated period of benefit. $11.7 million has been amortized in the period since the date of acquisition. The order backlog is fully amortized at December 31, 2017.

On May 7, 2014, a subsidiary of the Company, ICON US Holdings Inc., acquired Aptiv Solutions, Inc. ("Aptiv"), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. The value of certain customer relationships and order backlog identified of $21.4 million and $7.9 million respectively are being amortized over approximately 7 years and 3 years, the estimated period of benefit. In total, $19.1 million has been amortized in the period since the date of acquisition. The order backlog is fully amortized at December 31, 2017.

On February 15, 2013, subsidiaries of the Company, ICON Clinical Research LLC (formerly ICON Clinical Research, Inc.) and ICON Clinical Research (U.K.) Limited, acquired the Clinical Trial Services division of Cross Country Healthcare, Inc. Cross Country Healthcare's Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision ("FSP"). The value of certain customer relationships and order backlog identified of $3.3 million and $0.6 million respectively are being amortized over approximately 3 years and 1 year, the estimated period of benefit. The full $3.9 million has been amortized in the period since the date of acquisition.

On February 28, 2012, a subsidiary of the Company, ICON Clinical Research LLC (formerly ICON Clinical Research, Inc.), acquired PriceSpective, a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 years and 3 years, the estimated period of benefit. In total, $6.8 million has been amortized in the period since the date of acquisition.

On February 15, 2012, a subsidiary of the Company, ICON Clinical Research Limited, acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 years and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit. In total, $1.5 million has been amortized in the period since the date of acquisition.

On July 14, 2011, a subsidiary of the Company, ICON Clinical Research Limited, acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest trade name and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 years and 1.2 years, the estimated period of benefit. In total, $14.5 million has been amortized in the period since the date of acquisition.

On January 14, 2011, a subsidiary of the Company, ICON Clinical Research (U.K.) Limited, acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively were amortized over approximately 6.5 years and 2 years, the estimated period of benefit. The intangible assets identified have been fully amortized at December 31, 2017.

On November 14, 2008, subsidiaries of the Company, ICON Holdings Clinical Research International Limited and ICON Clinical Research LLC (formerly ICON Clinical Research, Inc.), acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services. The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit. In total, $6.8 million has been amortized in the period since the date of acquisition.

On February 11, 2008, a subsidiary of the Company, ICON Clinical Research LLC (formerly ICON Clinical Research, Inc.), acquired Healthcare Discoveries, a US provider of Phase I clinical trial services. The value of certain client relationships identified of $1.6 million was amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit. The value of certain volunteer lists identified of $1.3 million was amortized over approximately 6 years, the estimated period of benefit. The intangible assets identified have been fully amortized at December 31, 2017.

Future intangible asset amortization expense for the years ended December 31, 2018 to December 31, 2022 is as follows:

Year Ended December 31,(in thousands)
2018	$19,788
2019	16,217
2020	13,867
2021	11,906
2022	6,580
$68,358